Property, plant, equipment and development costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant, equipment and development costs
Opening balance	$ 1,537,870	$ 1,650,361
Property, plant, equipment and development cost	1,535,195	1,537,870	$ 1,650,361
Final balances	1,535,195	1,537,870	1,650,361
Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	3,851,044	3,771,978
Additions	164,784	90,309
Disposals	(45,204)	(9,761)
Sales	(1,854)	(1,183)
Changes in estimations	(10,157)	(299)
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	3,958,613	3,851,044	3,771,978
Final balances	3,958,613	3,851,044	3,771,978
Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	2,286,755	2,095,342
Additions	173,239	178,294
Disposals	(41,280)	(583)
Sales	(1,841)	1,064
Changes in estimations	0	0
Reclassifications and transfers	0	14,766
Property, plant, equipment and development cost	2,416,873	2,286,755	2,095,342
Final balances	2,416,873	2,286,755	2,095,342
Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	26,419	26,275
Additions	0	19,874
Disposals	(19,874)	(4,964)
Sales	0	0
Changes in estimations	0	(14,766)
Reclassifications and transfers	0	(14,766)
Property, plant, equipment and development cost	6,545	26,419	26,275
Final balances	6,545	26,419	26,275
Land | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	17,703	17,650
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	1,062	53
Property, plant, equipment and development cost	18,765	17,703	17,650
Final balances	18,765	17,703	17,650
Mining concessions [Member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	151,873	151,873
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	151,873	151,873	151,873
Final balances	151,873	151,873	151,873
Mining concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	40,277	40,270
Additions	6	7
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	40,283	40,277	40,270
Final balances	40,283	40,277	40,270
Development costs [Member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	844,981	813,232
Additions	59,702	31,749
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	904,683	844,981	813,232
Final balances	904,683	844,981	813,232
Development costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	361,581	340,999
Additions	26,907	20,582
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	388,488	361,581	340,999
Final balances	388,488	361,581	340,999
Development costs [Member] | Accumulated impairment [member]
Property, plant, equipment and development costs
Reclassifications and transfers	0	(6,665)
Buildings and other constructions | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	1,350,395	1,343,060
Additions	0	31
Disposals	(123)	(11)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	3,510	7,315
Property, plant, equipment and development cost	1,353,782	1,350,395	1,343,060
Final balances	1,353,782	1,350,395	1,343,060
Buildings and other constructions | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	765,694	698,324
Additions	58,345	66,445
Disposals	(121)	(3)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	928
Property, plant, equipment and development cost	823,918	765,694	698,324
Final balances	823,918	765,694	698,324
Machinery and equipment | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	902,397	883,192
Additions	10	5
Disposals	(41,053)	(393)
Sales	(34)	(249)
Changes in estimations	0	0
Reclassifications and transfers	12,695	19,842
Property, plant, equipment and development cost	874,015	902,397	883,192
Final balances	874,015	902,397	883,192
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	742,340	686,466
Additions	42,698	56,384
Disposals	(40,355)	(340)
Sales	(34)	170
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	744,649	742,340	686,466
Final balances	744,649	742,340	686,466
Transportation units | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	7,662	8,409
Additions	15	70
Disposals	(277)	(152)
Sales	(1,816)	(934)
Changes in estimations	0	0
Reclassifications and transfers	73	269
Property, plant, equipment and development cost	5,657	7,662	8,409
Final balances	5,657	7,662	8,409
Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	6,650	7,083
Additions	478	604
Disposals	(153)	(143)
Sales	(1,803)	894
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	5,172	6,650	7,083
Final balances	5,172	6,650	7,083
Fixtures and fittings | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	11,770	11,737
Additions	0	33
Disposals	(702)	(98)
Sales	(4)	0
Changes in estimations	0	0
Reclassifications and transfers	7	98
Property, plant, equipment and development cost	11,071	11,770	11,737
Final balances	11,071	11,770	11,737
Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	10,328	9,824
Additions	548	601
Disposals	(651)	(97)
Sales	(4)	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	10,221	10,328	9,824
Final balances	10,221	10,328	9,824
Units in transit [Member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	2,875	3,381
Additions	12,811	0
Disposals	0	(506)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	15,686	2,875	3,381
Final balances	15,686	2,875	3,381
Work in Progress [Member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	46,287	34,934
Additions	65,577	40,768
Disposals	(3,049)	(1,838)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	(17,347)	(27,577)
Property, plant, equipment and development cost	91,468	46,287	34,934
Final balances	91,468	46,287	34,934
Stripping activity asset [Member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	163,487	152,597
Additions	26,669	17,653
Disposals	0	(6,763)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	190,156	163,487	152,597
Final balances	190,156	163,487	152,597
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	132,159	111,455
Additions	21,769	14,039
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	6,665
Property, plant, equipment and development cost	153,928	132,159	111,455
Final balances	153,928	132,159	111,455
Right-of-use assets [member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	19,232	16,259
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	11,712	2,973
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	30,944	19,232	16,259
Final balances	30,944	19,232	16,259
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	13,894	9,081
Additions	4,290	4,813
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	18,184	13,894	9,081
Final balances	18,184	13,894	9,081
Mine closure costs [Member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	332,382	335,654
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	(21,869)	(3,272)
Reclassifications and transfers	0	0
Property, plant, equipment and development cost	310,513	332,382	335,654
Final balances	310,513	332,382	335,654
Mine closure costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	213,832	191,840
Additions	18,198	14,819
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	7,173
Property, plant, equipment and development cost	232,030	213,832	191,840
Final balances	232,030	213,832	191,840
Mine closure costs [Member] | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	2,206	13,207
Additions	0	0
Disposals	0	(3,828)
Sales	0	0
Changes in estimations	0	(7,173)
Reclassifications and transfers	0	(7,173)
Property, plant, equipment and development cost	2,206	2,206	13,207
Final balances	2,206	2,206	13,207
Mine Development Cost [Member] | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	3,488	10,153
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	(6,665)
Property, plant, equipment and development cost	3,488	3,488	10,153
Final balances	3,488	3,488	10,153
Mining Concessions And Development Costs [Member] | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	20,725	2,915
Additions	0	19,874
Disposals	(19,874)	(1,136)
Sales	0	0
Changes in estimations	0	(928)
Reclassifications and transfers	0	(928)
Property, plant, equipment and development cost	851	20,725	2,915
Final balances	851	20,725	2,915
Sociedad Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Opening balance	5,371,534	5,495,976
Property, plant, equipment and development cost	5,387,377	5,371,534	5,495,976
Final balances	$ 5,387,377	$ 5,371,534	5,495,976
Capitalized interest rate	4.25%	2.88%
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	$ 9,366,048	$ 9,026,755
Additions	536,355	376,890
Disposals	(57,988)	(19,131)
Property, plant, equipment and development cost	9,826,584	9,366,048	9,026,755
Final balances	9,826,584	9,366,048	9,026,755
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	3,994,514	3,530,779
Additions	502,408	482,688
Disposals	(57,715)	(18,953)
Property, plant, equipment and development cost	4,439,207	3,994,514	3,530,779
Final balances	4,439,207	3,994,514	3,530,779
Sociedad Minera Cerro Verde S.A.A. | Land | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	30,382	24,905
Additions	0	0
Disposals	0	0
Property, plant, equipment and development cost	33,202	30,382	24,905
Final balances	33,202	30,382	24,905
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	5,098,359	4,985,749
Additions	0	0
Disposals	(54,732)	(14,967)
Property, plant, equipment and development cost	5,197,630	5,098,359	4,985,749
Final balances	5,197,630	5,098,359	4,985,749
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	2,569,972
Additions	272,528	279,531	2,305,568
Disposals	(54,519)	(14,891)
Property, plant, equipment and development cost	2,787,467	2,569,972
Final balances	2,787,467	2,569,972
Sociedad Minera Cerro Verde S.A.A. | Transportation units | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	33,382	30,098
Additions	0	0
Disposals	0	(1,132)
Property, plant, equipment and development cost	36,377	33,382	30,098
Final balances	36,377	33,382	30,098
Sociedad Minera Cerro Verde S.A.A. | Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	18,627	17,698
Additions	2,160	1,969
Disposals	0	(1,040)
Property, plant, equipment and development cost	20,787	18,627	17,698
Final balances	20,787	18,627	17,698
Sociedad Minera Cerro Verde S.A.A. | Fixtures and fittings | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	572	949
Additions	0	0
Disposals	0	(377)
Property, plant, equipment and development cost	572	572	949
Final balances	572	572	949
Sociedad Minera Cerro Verde S.A.A. | Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	551	904
Additions	21	23
Disposals	0	(376)
Property, plant, equipment and development cost	572	551	904
Final balances	572	551	904
Sociedad Minera Cerro Verde S.A.A. | Work in Progress [Member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	126,527	118,430
Additions	227,216	158,599
Disposals	0	0
Property, plant, equipment and development cost	184,265	126,527	118,430
Final balances	184,265	126,527	118,430
Sociedad Minera Cerro Verde S.A.A. | Trailing Dam Projects
Property, plant, equipment and development costs
Additions	55,500	30,100
Additions for capitalization of interest	1,200	400
Sociedad Minera Cerro Verde S.A.A. | Mine heavy equipment
Property, plant, equipment and development costs
Additions	36,100	28,900
Sociedad Minera Cerro Verde S.A.A. | Mine Maintenance Truck Shop [Member]
Property, plant, equipment and development costs
Additions for capitalization of interest	1,500	1,000
Sociedad Minera Cerro Verde S.A.A. | Haul Trucks [Member]
Property, plant, equipment and development costs
Additions		3,200
Sociedad Minera Cerro Verde S.A.A. | Operating Processes [Member]
Property, plant, equipment and development costs
Additions		2,500
Sociedad Minera Cerro Verde S.A.A. | Stators For Ball Mills [Member]
Property, plant, equipment and development costs
Additions	10,700	18,700
Additions for capitalization of interest	100	200
Sociedad Minera Cerro Verde S.A.A. | Shovels [Member]
Property, plant, equipment and development costs
Additions		9,200
Sociedad Minera Cerro Verde S.A.A. | Belt Replacement Projects [Member]
Property, plant, equipment and development costs
Additions	11,100	7,900
Sociedad Minera Cerro Verde S.A.A. | Mine Support Equipment [Member]
Property, plant, equipment and development costs
Additions	32,600	17,300
Sociedad Minera Cerro Verde S.A.A. | Direct Flotation Reactor Technology Project [Member]
Property, plant, equipment and development costs
Additions	11,000
Sociedad Minera Cerro Verde S.A.A. | Flotation Recovery Technology [Member]
Property, plant, equipment and development costs
Additions	8,500
Sociedad Minera Cerro Verde S.A.A. | Primary Crusher [Member]
Property, plant, equipment and development costs
Additions		4,300
Sociedad Minera Cerro Verde S.A.A. | Rollers [Member]
Property, plant, equipment and development costs
Additions		9,000
Sociedad Minera Cerro Verde S.A.A. | Other projects
Property, plant, equipment and development costs
Additions for capitalization of interest	300	300
Sociedad Minera Cerro Verde S.A.A. | Stripping activity asset [Member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	1,159,829	945,637
Additions	304,198	214,192
Disposals	0	0
Property, plant, equipment and development cost	1,464,027	1,159,829	945,637
Final balances	1,464,027	1,159,829	945,637
Sociedad Minera Cerro Verde S.A.A. | Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	791,571	678,041
Additions	134,186	113,530
Disposals	0	0
Property, plant, equipment and development cost	925,757	791,571	678,041
Final balances	925,757	791,571	678,041
Sociedad Minera Cerro Verde S.A.A. | Right-of-use assets [member] | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	98,900	96,451
Additions	4,941	4,099
Disposals	(3,137)	(1,650)
Property, plant, equipment and development cost	97,356	98,900	96,451
Final balances	97,356	98,900	96,451
Sociedad Minera Cerro Verde S.A.A. | Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	30,408	19,589
Additions	12,708	12,459
Disposals	(3,124)	(1,640)
Property, plant, equipment and development cost	39,851	30,408	19,589
Final balances	39,851	30,408	19,589
Sociedad Minera Cerro Verde S.A.A. | Other equipment | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	35,395	30,965
Additions	0	0
Disposals	(58)	(92)
Property, plant, equipment and development cost	36,222	35,395	30,965
Final balances	36,222	35,395	30,965
Sociedad Minera Cerro Verde S.A.A. | Other equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	24,090	21,240
Additions	3,136	2,942
Disposals	(58)	(92)
Property, plant, equipment and development cost	27,168	24,090	21,240
Final balances	$ 27,168	$ 24,090	$ 21,240